CONSOLIDATED BALANCE SHEET (Parenthetical)	Dec. 31, 2025 $ / shares shares
Common stock, par or stated value per share | $ / shares	$ 0.0001
Common stock, shares authorized	1,000
Common stock, shares, issued	100
Common stock, shares, outstanding	100